Schedule of Investments PIMCO PCM Fund, Inc.	September 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 180.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 24.9%
AAdvantage Loyalty IP Ltd. 7.460% (LIBOR03M + 4.750%) due 04/20/2028 ~	$800	$777
AP Core Holdings LLC 8.615% (LIBOR01M + 5.500%) due 09/01/2027 ~	419	390
Carnival Corp. 6.127% (LIBOR06M + 3.250%) due 10/18/2028 ~	177	156
Clear Channel Outdoor Holdings, Inc. 6.306% (LIBOR03M + 3.500%) due 08/21/2026 ~	1,352	1,212
Encina Private Credit LLC 7.284% (LIBOR01M + 4.466%) due 11/30/2025 «~µ	2,573	2,456
Envision Healthcare Corp.
TBD% due 04/29/2027 µ	215	212
10.602% due 04/29/2027	1,185	1,165
14.077% due 04/28/2028	2,779	2,585
Exgen Texas Power LLC 9.178% (LIBOR03M + 6.750%) due 10/08/2026 «~	1,338	1,344
Forbes Energy Services LLC
7.000% due 12/31/2022 «	514	0
11.000% due 12/30/2022 «	7	0
Lealand Finance Co. BV 6.115% (LIBOR01M + 3.000%) due 06/28/2024 ~	27	17
Lealand Finance Co. BV (4.115% Cash and 3.000% PIK) 7.115% (LIBOR01M + 1.000%) due 06/30/2025 ~(b)	197	100
PUG LLC 6.615% (LIBOR01M + 3.500%) due 02/12/2027 «~	697	610
Redstone Holdco 2 LP 7.533% (LIBOR03M + 4.750%) due 04/27/2028 ~	1,239	926
Rising Tide Holdings, Inc. 7.865% (LIBOR01M + 4.750%) due 06/01/2028 ~	1,089	935
SkyMiles IP Ltd. 6.460% (LIBOR03M + 3.750%) due 10/20/2027 ~	300	302
Softbank Vision Fund 5.000% due 12/21/2025 «	752	750
Syniverse Holdings, Inc. 10.553% due 05/13/2027	2,024	1,752
Team Health Holdings, Inc. 5.865% (LIBOR01M + 2.750%) due 02/06/2024 ~	1,777	1,632
U.S. Renal Care, Inc.
8.115% (LIBOR01M + 5.000%) due 06/26/2026 ~	200	145
8.615% (LIBOR01M + 5.000%) due 06/26/2026 ~	1,192	866
Uber Technologies, Inc.
6.570% (LIBOR03M + 3.500%) due 04/04/2025 ~	1,387	1,361
6.570% (LIBOR03M + 3.500%) due 02/25/2027 ~	297	290
United Airlines, Inc. 6.533% (LIBOR03M + 3.750%) due 04/21/2028 ~	792	759
Univision Communications, Inc. 5.865% (LIBOR01M + 2.750%) due 03/15/2024 ~	438	435
Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029 (b)	868	592
Windstream Services LLC 9.365% (LIBOR01M + 6.250%) due 09/21/2027 «~	166	151

Total Loan Participations and Assignments (Cost $25,126)		21,920

CORPORATE BONDS & NOTES 24.6%
BANKING & FINANCE 6.5%
Navient Corp. 5.625% due 01/25/2025	51	45
Piper Sandler Cos. 5.200% due 10/15/2023	900	875
Uniti Group LP
6.000% due 01/15/2030 (i)	1,065	678
7.875% due 02/15/2025 (i)	2,420	2,365
Voyager Aviation Holdings LLC 8.500% due 05/09/2026 (i)	2,205	1,803

		5,766

INDUSTRIALS 15.2%
Carnival Corp. 10.500% due 02/01/2026 (i)	100	99

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	September 30, 2022 (Unaudited)

Carvana Co. 10.250% due 05/01/2030 (i)	400	268
Community Health Systems, Inc. 8.000% due 03/15/2026 (i)	78	68
CVS Pass-Through Trust 5.880% due 01/10/2028 (i)	741	738
DISH DBS Corp.
5.250% due 12/01/2026 (i)	660	542
5.750% due 12/01/2028 (i)	400	303
Exela Intermediate LLC 11.500% due 07/15/2026	17	5
Illuminate Buyer LLC 9.000% due 07/01/2028 (i)	500	416
Netflix, Inc. 4.875% due 06/15/2030 (i)	200	183
Noble Corp. PLC (11.000% Cash or 15.000% PIK) 11.000% due 02/15/2028 (b)	9	10
Oracle Corp. 4.100% due 03/25/2061 (g)(i)	100	63
Prime Healthcare Services, Inc. 7.250% due 11/01/2025 (i)	100	89
Royal Caribbean Cruises Ltd.
9.125% due 06/15/2023 (i)	100	102
10.875% due 06/01/2023	400	409
Topaz Solar Farms LLC
4.875% due 09/30/2039 (i)	279	244
5.750% due 09/30/2039 (i)	1,900	1,753
Transocean Pontus Ltd. 6.125% due 08/01/2025	16	15
U.S. Renal Care, Inc. 10.625% due 07/15/2027	712	332
Viking Cruises Ltd. 13.000% due 05/15/2025 (i)	1,000	1,037
Viking Ocean Cruises Ship Ltd. 5.625% due 02/15/2029 (i)	1,200	935
Wesco Aircraft Holdings, Inc. (7.500% Cash and 3.000% PIK) 10.500% due 11/15/2026 (b)(i)	4,118	3,747
Windstream Escrow LLC 7.750% due 08/15/2028 (i)	1,552	1,288
ZipRecruiter, Inc. 5.000% due 01/15/2030 (i)	900	729

		13,375

UTILITIES 2.9%
Pacific Gas & Electric Co.
3.750% due 08/15/2042	2	1
4.000% due 12/01/2046	2	1
4.200% due 03/01/2029 (i)	500	425
4.300% due 03/15/2045 (i)	463	308
4.450% due 04/15/2042	22	16
4.500% due 07/01/2040 (i)	53	39
4.500% due 12/15/2041 (i)	26	18
4.600% due 06/15/2043	9	6
4.750% due 02/15/2044 (i)	1,471	1,057
4.950% due 07/01/2050 (i)	826	607
Southern California Edison Co. 4.875% due 03/01/2049 (i)	40	34
Transocean Poseidon Ltd. 6.875% due 02/01/2027	18	16

		2,528

Total Corporate Bonds & Notes (Cost $25,314)		21,669

CONVERTIBLE BONDS & NOTES 0.6%
INDUSTRIALS 0.6%
Multiplan Corp. (6.000% Cash or 7.000% PIK) 6.000% due 10/15/2027 «(b)(i)	700	522
Transocean, Inc. 4.625% due 09/30/2029	46	39

Total Convertible Bonds & Notes (Cost $734)		561

MUNICIPAL BONDS & NOTES 1.0%
PUERTO RICO 1.0%
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	1,496	750
0.000% due 11/01/2051	200	73
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021 0.000% due 07/01/2033 (d)	76	42

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	September 30, 2022 (Unaudited)

Total Municipal Bonds & Notes (Cost $959)		865

U.S. GOVERNMENT AGENCIES 4.5%
Fannie Mae
4.000% due 06/25/2050 (a)(i)	3,298	649
8.834% due 07/25/2029 •	230	247
Freddie Mac
0.700% due 11/25/2055 ~(a)	6,080	396
2.079% due 11/25/2045 ~(a)	1,027	87
3.066% due 05/25/2050 •(a)(i)	1,737	200
3.500% due 02/25/2041 (a)(i)	1,967	263
4.000% due 07/25/2050 (a)(i)	6,096	1,373
5.000% due 03/15/2040 (a)(i)	532	31
8.234% due 10/25/2029 •	250	262
10.634% due 12/25/2027 •	434	440

Total U.S. Government Agencies (Cost $4,080)		3,948

NON-AGENCY MORTGAGE-BACKED SECURITIES 41.6%
Adjustable Rate Mortgage Trust 3.602% due 01/25/2036 ^~	60	54
Banc of America Alternative Loan Trust 5.385% due 04/25/2037 ^~	81	70
Banc of America Funding Trust
2.028% due 12/20/2034 ~	224	142
2.605% due 03/20/2036 ~	43	36
5.806% due 03/25/2037 ^~	41	42
7.000% due 10/25/2037 ^	339	233
Banc of America Mortgage Trust
3.400% due 06/20/2031 ~	204	200
3.647% due 06/25/2035 ~	39	35
Bancorp Commercial Mortgage Trust 6.568% due 08/15/2032 ~(i)	1,580	1,569
BCAP LLC Trust 2.795% due 07/26/2036 ~	76	66
Bear Stearns ALT-A Trust
3.043% due 01/25/2047 ~	23	13
3.125% due 09/25/2034 ~	65	63
3.130% due 05/25/2036 ~	31	25
3.389% due 05/25/2036 ^~	125	114
3.424% due 04/25/2037 •	406	363
3.542% due 11/25/2036 ^~	493	281
3.652% due 08/25/2036 ^~	194	108
4.042% due 07/25/2035 ^~	105	79
Bear Stearns Commercial Mortgage Securities Trust 5.657% due 10/12/2041 ~	45	42
BHP Trust 5.756% due 08/15/2036 •(i)	588	545
CBA Commercial Small Balance Commercial Mortgage 6.040% due 01/25/2039 ^þ	123	112
CD Mortgage Trust 5.688% due 10/15/2048	65	57
Chase Mortgage Finance Trust 6.000% due 03/25/2037 ^	163	90
Citigroup Commercial Mortgage Trust 5.692% due 12/10/2049 ~	384	189
Citigroup Mortgage Loan Trust
3.422% due 10/25/2035 ~	270	171
3.434% due 11/25/2036 ^~	3	3
3.525% due 11/25/2035 ~(i)	1,133	672
6.250% due 11/25/2037 ~	647	318
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 3.265% due 09/25/2035 ^~	70	54
Commercial Mortgage Lease-Backed Certificates 6.250% due 06/20/2031 ~(i)	1,700	1,654
Commercial Mortgage Loan Trust 6.673% due 12/10/2049 ~	195	33
Connecticut Avenue Securities Trust 5.381% due 10/25/2041 ~(i)	800	728
Countrywide Alternative Loan Trust
2.104% due 12/25/2035 ~(i)	594	504
3.634% due 10/25/2037 •(i)	3,505	846
3.644% due 02/25/2037 ~	130	108
3.664% due 02/25/2036 ^~	395	358
5.500% due 03/25/2035	384	183
6.000% due 11/25/2035 ^	162	35
6.000% due 04/25/2036 ^(i)	2,160	1,073
Countrywide Home Loan Mortgage Pass-Through Trust
3.339% due 09/25/2047 ^~	180	162
3.349% due 09/20/2036 ^~	66	59
3.724% due 03/25/2035 ~	71	61
4.954% due 03/25/2046 ^~	350	231
5.910% due 02/20/2036 ^~	3	2
6.000% due 05/25/2037 ^	183	90

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	September 30, 2022 (Unaudited)

Credit Suisse First Boston Mortgage Securities Corp. 7.000% due 02/25/2033	33	32
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.000% due 07/25/2036 (i)	898	499
6.396% due 04/25/2036 þ	149	83
6.500% due 05/25/2036 ^	145	61
DBGS Mortgage Trust
0.201% due 10/15/2036 ~(a)	147,870	559
4.868% due 06/15/2033 •(i)	900	828
5.418% due 06/15/2033 •	200	179
Extended Stay America Trust 6.518% due 07/15/2038 ~(i)	894	849
First Horizon Alternative Mortgage Securities Trust 3.543% due 08/25/2035 ^~	3	0
Freddie Mac
9.781% due 10/25/2041 ~(i)	1,100	976
10.081% due 11/25/2041 •(i)	1,100	981
GS Mortgage Securities Corp. Trust
4.744% due 10/10/2032 ~(i)	800	779
4.744% due 10/10/2032 ~	100	95
GS Mortgage Securities Trust 0.579% due 08/10/2043 ~(a)	1,818	18
GSR Mortgage Loan Trust 3.035% due 03/25/2047 ^~(i)	602	410
HarborView Mortgage Loan Trust 3.493% due 01/19/2036 •	409	256
IndyMac INDA Mortgage Loan Trust 3.461% due 06/25/2037 ~	109	87
IndyMac INDX Mortgage Loan Trust
2.905% due 05/25/2036 ~	95	57
3.884% due 11/25/2034 •	59	52
JP Morgan Alternative Loan Trust 6.500% due 03/25/2036 ^(i)	766	474
JP Morgan Chase Commercial Mortgage Securities Corp. 1.630% due 03/12/2039 ~(a)	1	0
JP Morgan Chase Commercial Mortgage Securities Trust
0.506% due 02/15/2046 «~(a)(i)	54,206	147
6.241% due 02/12/2051 ~	34	263
9.208% due 11/15/2038 •(i)	900	841
JP Morgan Mortgage Trust 3.940% due 07/25/2035 ~	12	12
Lehman Mortgage Trust
5.913% due 04/25/2036 ^~	116	78
6.000% due 05/25/2037 ^	6	13
MASTR Adjustable Rate Mortgages Trust 3.429% due 11/25/2035 ^~	234	154
MASTR Asset Securitization Trust 6.000% due 06/25/2036 ^•	160	114
Merrill Lynch Mortgage Investors Trust
2.726% due 02/25/2034 ~	3	3
2.887% due 11/25/2035 ~	42	40
2.969% due 05/25/2033 ~	2	2
3.504% due 07/25/2030 •	19	18
3.744% due 11/25/2029 •	52	47
MFA Trust
3.220% due 08/25/2061 ~(i)	1,000	745
4.311% due 12/25/2066 ~(i)	1,000	737
Morgan Stanley Capital Trust
0.414% due 11/12/2049 ~(a)	4,515	0
7.168% due 11/15/2034 ~	400	369
Morgan Stanley Mortgage Loan Trust
3.153% due 01/25/2035 ^~	189	160
6.000% due 08/25/2037 ^	140	63
Morgan Stanley Re-REMIC Trust 3.327% due 03/26/2037 ~(i)	1,879	1,677
Mortgage Equity Conversion Asset Trust 4.000% due 07/25/2060	108	100
Natixis Commercial Mortgage Securities Trust
6.790% due 03/15/2035 •(i)	350	337
8.038% due 03/15/2035 ~(i)	700	670
New Residential Mortgage Loan Trust 3.879% due 11/25/2059 ~(i)	2,900	1,663
Nomura Asset Acceptance Corp. Alternative Loan Trust 4.154% due 02/25/2035 •(i)	220	218
Regal Trust 1.993% due 09/29/2031 ~	12	11
Residential Accredit Loans, Inc. Trust
4.588% due 01/25/2036 ^~	170	136
6.000% due 08/25/2035 ^	133	111
6.000% due 06/25/2036 ^	70	56
6.500% due 09/25/2037 ^	127	101
Residential Asset Securitization Trust 6.000% due 03/25/2037 ^	181	65
Residential Funding Mortgage Securities, Inc. Trust 6.000% due 06/25/2036 ^	95	79

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	September 30, 2022 (Unaudited)

Structured Adjustable Rate Mortgage Loan Trust
3.252% due 04/25/2036 ^~	170	111
3.361% due 01/25/2036 ^~	180	116
3.940% due 09/25/2036 ^	30	27
Structured Asset Mortgage Investments Trust 3.504% due 08/25/2036 ^•	454	425
TBW Mortgage-Backed Trust 6.000% due 07/25/2036 ^	104	44
Tharaldson Hotel Portfolio Trust 6.123% due 11/11/2034 •(i)	1,126	1,059
Wachovia Bank Commercial Mortgage Trust 0.883% due 10/15/2041 ~(a)	22	0
WaMu Mortgage Pass-Through Certificates Trust
2.604% due 10/25/2046 •	758	685
2.604% due 11/25/2046 ~(i)	460	409
3.342% due 12/25/2036 ^~	165	153
3.984% due 10/25/2045 ~(i)	2,490	1,996
4.064% due 06/25/2044 ~	179	167
Washington Mutual Mortgage Pass-Through Certificates Trust 6.500% due 08/25/2036 ^(i)	691	556
Wells Fargo Commercial Mortgage Trust 5.092% due 12/15/2039 ~	1,042	919
Worldwide Plaza Trust 3.715% due 11/10/2036 ~(i)	2,400	1,724

Total Non-Agency Mortgage-Backed Securities (Cost $40,711)		36,569

ASSET-BACKED SECURITIES 66.8%
AIM Aviation Finance Ltd. 6.213% due 02/15/2040 þ(i)	1,192	958
Asset-Backed Securities Corp. Home Equity Loan Trust
4.179% due 02/25/2035 ~(i)	1,508	1,489
6.264% due 06/21/2029 •	58	56
Bear Stearns Asset-Backed Securities Trust
3.353% due 07/25/2036 ~	69	68
3.654% due 04/25/2036 •(i)	1,982	2,680
5.500% due 12/25/2035	30	21
Bombardier Capital Mortgage Securitization Corp. 7.830% due 06/15/2030 ~	1,185	187
Citigroup Mortgage Loan Trust
3.244% due 12/25/2036 •(i)	1,096	620
3.304% due 12/25/2036 ~(i)	667	273
3.549% due 08/25/2036 •	1,994	1,749
3.759% due 11/25/2045 ~(i)	275	275
3.784% due 11/25/2046 ~(i)	1,100	949
6.609% (US0001M + 3.525%) due 12/25/2033 ~	1,003	1,005
Conseco Finance Securitizations Corp.
7.960% due 05/01/2031	325	111
9.163% due 03/01/2033 ~	738	647
Countrywide Asset-Backed Certificates Trust
3.234% due 04/25/2047 ^•(i)	76	75
3.284% due 06/25/2037 ^•(i)	508	509
3.344% due 12/25/2036 ^~(i)	770	704
3.354% due 09/25/2046 •(i)	4,129	3,329
3.564% due 05/25/2036 ~(i)	7,894	6,529
4.734% due 06/25/2035 •(i)	4,000	3,924
4.959% due 10/25/2035 •(i)	2,196	1,666
Crown City CLO 0.000% due 04/20/2035 ~	600	435
EMC Mortgage Loan Trust
4.134% due 05/25/2040 •	128	118
4.384% due 02/25/2041 ~	184	177
Flagship Credit Auto Trust
0.000% due 06/15/2026 «(d)	2	118
0.000% due 06/15/2029 «(d)	14	4,233
GE Capital Mortgage Services, Inc. Trust 6.705% due 04/25/2029 ~	33	27
GSAMP Trust
4.884% due 06/25/2035 ~(i)	2,200	2,129
5.709% due 12/25/2034 •(i)	2,151	1,662
Home Equity Mortgage Loan Asset-Backed Trust
3.324% due 04/25/2037 •(i)	3,462	2,398
3.834% due 10/25/2035 •	141	138
HSI Asset Securitization Corp. Trust
3.194% due 04/25/2037 •(i)	2,973	1,613
3.424% due 12/25/2036 •	4,369	1,210
Lehman XS Trust 6.260% due 11/25/2035 þ	775	402
Marlette Funding Trust
0.000% due 07/16/2029 «(d)	5	375
0.000% due 03/15/2030 «(d)	8	486
MASTR Asset-Backed Securities Trust 3.304% due 08/25/2036 •(i)	2,596	1,102
Morgan Stanley ABS Capital, Inc. Trust
3.224% due 10/25/2036 •(i)	8,298	4,115
3.864% due 12/25/2034 •	103	99

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	September 30, 2022 (Unaudited)

Morgan Stanley Home Equity Loan Trust 4.149% due 05/25/2035 •(i)	1,917	1,608
National Collegiate Commutation Trust
0.000% due 03/25/2038 •	2,200	698
0.000% due 03/25/2038 ~	1,300	375
People's Financial Realty Mortgage Securities Trust 3.214% due 09/25/2036 •	5,785	1,198
Renaissance Home Equity Loan Trust 7.238% due 09/25/2037 ^þ(i)	3,401	1,637
Securitized Asset-Backed Receivables LLC Trust 3.729% due 01/25/2035 ~	395	386
SMB Private Education Loan Trust
0.000% due 02/16/2055 «(d)	0	355
5.950% due 02/16/2055 (i)	228	214
SoFi Professional Loan Program LLC 0.000% due 01/25/2039 «(d)	1,000	86
Sofi Professional Loan Program LLC 0.000% due 05/25/2040 (d)	1,000	133
SoFi Professional Loan Program LLC 0.000% due 09/25/2040 «(d)	339	52
Soundview Home Loan Trust 4.034% due 10/25/2037 •	1,744	1,316
Structured Asset Investment Loan Trust
4.809% due 10/25/2034 •(i)	1,986	1,893
7.584% due 10/25/2033 •	68	71
UCFC Manufactured Housing Contract 7.900% due 01/15/2028 ^~	92	81

Total Asset-Backed Securities (Cost $63,513)		58,764

	SHARES
COMMON STOCKS 4.2%
COMMUNICATION SERVICES 0.6%
Clear Channel Outdoor Holdings, Inc. (c)	108,013	148
iHeartMedia, Inc. 'A' (c)	25,745	189
iHeartMedia, Inc. 'B' «(c)	20,009	132

		469

ENERGY 0.2%
Axis Energy Services 'A' «(c)(g)	3,344	125
Noble Corp. PLC (c)	2,563	76

		201

INDUSTRIALS 3.1%
Mcdermott International Ltd. (c)	7,216	3
Neiman Marcus Group Ltd. LLC «(c)(g)	13,191	2,388
Syniverse Holdings, Inc. «(c)(g)	309,949	296
Voyager Aviation Holdings LLC «(c)	307	0
Westmoreland Mining Holdings «(c)(g)	9,231	51

		2,738

UTILITIES 0.3%
TexGen Power LLC «	9,914	278

Total Common Stocks (Cost $3,249)		3,686

WARRANTS 0.8%
INDUSTRIALS 0.0%
Sequa Corp. - Exp. 04/28/2024 «	118,000	22

INFORMATION TECHNOLOGY 0.8%
Windstream Holdings LLC - Exp. 9/21/2055 «	43,518	691

Total Warrants (Cost $316)		713

PREFERRED SECURITIES 6.7%
INDUSTRIALS 6.7%
General Electric Co. 6.623% (US0003M + 3.330%) due 12/15/2022 ~(f)	53,000	50
Sequa Corp. (15.000% PIK) 15.000% «(b)	3,930	5,264
Voyager Aviation Holdings LLC 9.500% «	1,842	576

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	September 30, 2022 (Unaudited)

Total Preferred Securities (Cost $2,841)		5,890

REAL ESTATE INVESTMENT TRUSTS 1.0%
REAL ESTATE 1.0%
CBL & Associates Properties, Inc.	4,345	111
Uniti Group, Inc.	46,851	326
VICI Properties, Inc.	13,531	404

Total Real Estate Investment Trusts (Cost $322)		841

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 3.9%
REPURCHASE AGREEMENTS (h) 3.0%		2,600

U.S. TREASURY BILLS 0.9%
2.151% due 10/13/2022 (d)(e)(i)(l)	800	799

Total Short-Term Instruments (Cost $3,400)		3,399

Total Investments in Securities (Cost $170,565)		158,825

Total Investments 180.6% (Cost $170,565)		$158,825
Financial Derivative Instruments (j)(k) (0.2)%(Cost or Premiums, net $1,188)		(223)
Other Assets and Liabilities, net (80.4)%		(70,668)

Net Assets Applicable to Common Shareholders 100.0%		$87,934

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	September 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Payment in-kind security.
(c)	Security did not produce income within the last twelve months.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Axis Energy Services 'A'	07/01/2021	$49	$125	0.14%
Neiman Marcus Group Ltd. LLC	09/25/2020	425	2,388	2.72
Oracle Corp. 4.100% due 03/25/2061	08/12/2021	109	63	0.07
Syniverse Holdings, Inc.	05/12/2022	304	296	0.34
Westmoreland Mining Holdings	12/08/2014	269	51	0.06

$1,156	$2,923	3.33%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

SAL	2.970%	09/30/2022	10/03/2022	$2,600	U.S. Treasury Notes 2.750% due 05/15/2025	$(2,675)	$2,600	$2,601

Total Repurchase Agreements	$(2,675)	$2,600	$2,601

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BNY	3.662%	08/16/2022	11/16/2022	$(5,027)	$(5,052)
BOS	3.730	09/19/2022	01/13/2023	(1,435)	(1,436)
3.760	09/12/2022	01/10/2023	(1,135)	(1,137)
3.930	07/28/2022	10/28/2022	(178)	(179)
3.930	09/19/2022	01/13/2023	(1,571)	(1,573)
BPS	1.690	04/18/2022	10/17/2022	(1,020)	(1,028)
1.940	04/01/2022	10/03/2022	(3,277)	(3,310)
2.810	06/03/2022	12/02/2022	(1,680)	(1,696)
2.910	06/10/2022	12/09/2022	(757)	(764)
3.193	07/11/2022	10/11/2022	(4,089)	(4,120)
3.480	09/16/2022	10/17/2022	(860)	(861)
3.580	09/19/2022	10/19/2022	(293)	(294)
3.900	09/02/2022	03/02/2023	(5,470)	(5,488)
3.900	09/30/2022	03/02/2023	(223)	(223)
3.935	09/01/2022	03/01/2023	(869)	(872)
3.980	06/23/2022	12/19/2022	(3,523)	(3,547)
4.080	10/03/2022	02/03/2023	(2,917)	(2,917)
4.620	09/23/2022	03/23/2023	(633)	(634)
BRC	(1.000)	09/23/2022	TBD(3)	(269)	(269)

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	September 30, 2022 (Unaudited)

3.057	07/07/2022	10/14/2022	(2,138)	(2,154)
3.490	08/01/2022	11/01/2022	(773)	(777)
3.538	08/08/2022	11/10/2022	(289)	(290)
3.550	09/14/2022	10/14/2022	(479)	(480)
3.600	09/14/2022	10/14/2022	(1,232)	(1,235)
3.788	08/08/2022	11/10/2022	(1,532)	(1,541)
3.990	09/15/2022	11/14/2022	(638)	(639)
4.240	09/07/2022	01/06/2023	(1,140)	(1,144)
4.260	09/23/2022	11/23/2022	(1,353)	(1,355)
4.410	09/23/2022	11/23/2022	(1,086)	(1,087)
CIB	3.540	09/16/2022	10/17/2022	(26)	(26)
JPS	3.840	08/29/2022	11/29/2022	(1,761)	(1,767)
MZF	4.340	09/15/2022	12/15/2022	(4,526)	(4,536)
RBC	3.120	07/11/2022	10/11/2022	(685)	(690)
RCY	4.170	09/16/2022	01/17/2023	(2,041)	(2,045)
RTA	4.030	08/12/2022	10/12/2022	(2,658)	(2,671)
SOG	2.750	07/08/2022	10/14/2022	(76)	(76)
3.140	08/03/2022	11/02/2022	(404)	(406)
3.200	08/05/2022	11/07/2022	(1,027)	(1,033)
3.250	09/14/2022	11/14/2022	(524)	(525)
3.250	09/23/2022	TBD(3)	(407)	(407)
3.330	09/23/2022	TBD(3)	(274)	(274)
3.513	08/05/2022	11/07/2022	(629)	(633)
4.266	08/24/2022	02/27/2023	(373)	(375)
TDM	3.220	09/23/2022	TBD(3)	(563)	(563)
3.250	09/23/2022	TBD(3)	(733)	(733)
3.260	09/23/2022	TBD(3)	(236)	(236)
3.300	09/23/2022	TBD(3)	(90)	(90)
UBS	2.700	07/01/2022	10/03/2022	(70)	(70)
3.116	07/07/2022	10/13/2022	(3,551)	(3,579)
3.116	07/08/2022	10/13/2022	(5,972)	(6,017)
3.200	07/25/2022	10/25/2022	(86)	(87)
3.520	09/23/2022	11/02/2022	(1,409)	(1,410)
3.520	09/30/2022	11/02/2022	(1,446)	(1,447)
3.520	10/04/2022	11/02/2022	(509)	(509)
4.220	09/30/2022	01/19/2023	(141)	(142)
4.380	10/03/2022	02/03/2023	(67)	(67)

Total Reverse Repurchase Agreements	$(76,516)

(i)	Securities with an aggregate market value of $92,231 and cash of $1,093 have been pledged as collateral under the terms of master agreements as of September 30, 2022.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2022 was $(78,630) at a weighted average interest rate of 2.663%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2024	5	$(1,197)	$19	$1	$0
3-Month SOFR Active Contract December Futures	03/2025	1	(241)	4	0	0
3-Month SOFR Active Contract December Futures	03/2026	1	(241)	4	0	0
3-Month SOFR Active Contract June Futures	09/2024	2	(480)	8	0	0
3-Month SOFR Active Contract June Futures	09/2025	2	(482)	7	1	0
3-Month SOFR Active Contract March Futures	06/2024	4	(959)	15	1	0
3-Month SOFR Active Contract March Futures	06/2025	2	(482)	7	0	0
3-Month SOFR Active Contract March Futures	06/2026	1	(241)	3	0	0
3-Month SOFR Active Contract September Futures	12/2024	2	(481)	7	0	0
3-Month SOFR Active Contract September Futures	12/2025	1	(241)	4	0	0

Total Futures Contracts	$78	$3	$0

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Boeing Co.	1.000%	Quarterly	06/20/2027	2.052%	$100	$(5)	$1	$(4)	$0	$0

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	September 30, 2022 (Unaudited)

Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2027	4.275	800	84	(61)	23	2	0

						$79	$(60)	$19	$2	$0

INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-Federal Funds Rate Compounded-OIS	0.100%	Annual	01/13/2023	$2,500	$0	$44	$44	$1	$0
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.450	Annual	12/20/2024	3,800	0	56	56	3	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025	1,900	0	29	29	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026	300	0	8	8	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	3,400	426	425	851	41	0
Pay	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2023	15,300	(131)	(94)	(225)	0	(7)
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023	32,300	606	(1,554)	(948)	0	(19)
Receive	3-Month USD-LIBOR	0.250	Semi-Annual	06/16/2024	500	1	34	35	1	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	12/15/2026	200	(1)	(21)	(22)	0	(1)
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	3,200	77	(363)	(286)	0	(10)
Receive	3-Month USD-LIBOR	1.350	Semi-Annual	01/20/2027	1,200	0	135	135	3	0
Pay	3-Month USD-LIBOR	1.550	Semi-Annual	01/20/2027	5,500	(19)	(555)	(574)	0	(15)
Receive	3-Month USD-LIBOR	1.360	Semi-Annual	02/15/2027	850	0	96	96	3	0
Pay	3-Month USD-LIBOR	1.600	Semi-Annual	02/15/2027	3,400	(12)	(338)	(350)	0	(10)
Receive	3-Month USD-LIBOR	1.450	Semi-Annual	02/17/2027	1,400	0	153	153	4	0
Pay	3-Month USD-LIBOR	1.700	Semi-Annual	02/17/2027	5,500	(21)	(523)	(544)	0	(16)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028	140	(7)	(18)	(25)	0	(1)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028	400	2	52	54	2	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	01/12/2029	908	0	128	128	3	0
Pay	3-Month USD-LIBOR	1.700	Semi-Annual	01/12/2029	3,300	(13)	(414)	(427)	0	(12)
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029	7,800	630	(1,025)	(395)	0	(31)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030	4,150	186	(912)	(726)	0	(15)
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030	627	(15)	142	127	2	0
Receive	3-Month USD-LIBOR	1.370	Semi-Annual	07/19/2031	100	0	19	19	0	0
Receive	3-Month USD-LIBOR	1.360	Semi-Annual	07/20/2031	100	0	19	19	0	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2038	5,200	18	421	439	34	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050	100	(1)	26	25	1	0
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	01/16/2050	400	0	128	128	4	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050	700	(4)	212	208	7	0
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	02/03/2050	400	(2)	130	128	4	0
Receive	3-Month USD-LIBOR	1.450	Semi-Annual	04/07/2051	1,300	0	457	457	13	0
Pay	3-Month USD-LIBOR	1.650	Semi-Annual	04/08/2051	2,200	0	(691)	(691)	0	(22)

						$1,720	$(3,794)	$(2,074)	$128	$(159)

Total Swap Agreements						$1,799	$(3,854)	$(2,055)	$130	$(159)

Cash of $1,864 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2022.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	September 30, 2022 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Swap Agreements, at Value(3)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	ABX.HE.AA.6-1 Index	0.320%	Monthly	07/25/2045	$1,907	$(379)	$249	$0	$(130)
ABX.HE.PENAAA.7-1 Index	0.090	Monthly	08/25/2037	593	(232)	165	0	(67)

$(611)	$414	$0	$(197)

Total Swap Agreements	$(611)	$414	$0	$(197)

(l)

Securities with an aggregate market value of $246 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2022.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022

Investments in Securities, at Value
Loan Participations and Assignments	$0	$16,609	$5,311	$21,920
Corporate Bonds & Notes
Banking & Finance	0	5,766	0	5,766
Industrials	0	13,375	0	13,375
Utilities	0	2,528	0	2,528
Convertible Bonds & Notes
Industrials	0	39	522	561
Municipal Bonds & Notes
Puerto Rico	0	865	0	865
U.S. Government Agencies	0	3,948	0	3,948
Non-Agency Mortgage-Backed Securities	0	36,422	147	36,569
Asset-Backed Securities	0	53,059	5,705	58,764
Common Stocks
Communication Services	337	0	132	469
Energy	76	0	125	201
Industrials	0	3	2,735	2,738
Utilities	0	0	278	278
Warrants
Industrials	0	0	22	22
Information Technology	0	0	691	691
Preferred Securities
Industrials	0	50	5,840	5,890
Real Estate Investment Trusts
Real Estate	841	0	0	841
Short-Term Instruments
Repurchase Agreements	0	2,600	0	2,600
U.S. Treasury Bills	0	799	0	799

Total Investments	$1,254	$136,063	$21,508	$158,825

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$133	$0	$133

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(159)	0	(159)
Over the counter	0	(197)	0	(197)

$0	$(356)	$0	$(356)

Total Financial Derivative Instruments	$0	$(223)	$0	$(223)

Totals	$1,254	$135,840	$21,508	$158,602

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	September 30, 2022 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2022:
Category and Subcategory	Beginning Balance at 06/30/2022	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2022 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$8,086	$125	$(3)	$(33)	$0	$(1)	$761	$(3,624)	$5,311	$(64)
Corporate Bonds & Notes
Industrials	3,908	0	0	0	0	(161)	0	(3,747)	0	0
Convertible Bonds & Notes
Industrials	0	0	0	0	0	0	522	0	522	0
Non-Agency Mortgage-Backed Securities	0	0	0	0	0	0	147	0	147	0
Asset-Backed Securities	6,695	0	0	5	0	(995)	0	0	5,705	(995)
Common Stocks
Communication Services	142	0	0	0	0	(10)	0	0	132	(10)
Energy	49	0	0	0	0	76	0	0	125	76
Industrials	2,588	0	0	0	0	150	0	(3)	2,735	152
Materials	68	0	(75)	0	75	(68)	0	0	0	0
Utilities	248	0	0	0	0	30	0	0	278	30
Warrants
Industrials	71	0	0	0	0	(49)	0	0	22	(48)
Information Technology	928	0	0	0	0	(237)	0	0	691	(237)
Preferred Securities
Industrials	4,854	0	0	0	0	986	0	0	5,840	986

Totals	$27,637	$125	$(78)	$(28)	$75	$(279)	$1,430	$(7,374)	$21,508	$(110)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
								(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 09/30/2022	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$4,550	Discounted Cash Flow			Discount Rate			6.205 - 13.500	7.917
		761	Third Party Vendor			Broker Quote			87.500 - 91.000	88.195
Convertible Bonds & Notes
Industrials		522	Other Valuation Techniques(2)			—			—	—
Non-Agency Mortgage-Backed Securities		147	Proxy Pricing			Base Price			0.270	—
Asset-Backed Securities		5,705	Discounted Cash Flow			Discount Rate			9.750 - 22.000	16.194
Common Stocks
Communication Services		132	Reference Instrument			Stock Price W/Liquidity Discount			10.000	—
Energy		125	Market Comparable Valuation			EBITDA Multiple		X	4.800	—
Industrials		296	Discounted Cash Flow			Discount Rate			13.547	—
		51	Discounted Cash Flow/ Comp Multiple			Forward EBITDA / Discount Rate		X/X/%	2.000/2.100/24.200	—
		2,388	Discounted Cash Flow/ Comp Multiple			Ltm Revenue/Ltm EBITDA/Discount		X/X/%	0.460/3.500/10.000	—
Utilities		278	Indicative Market Quotation			Price		X	27.750	—
Warrants
Industrials		22	Market Comparable Valuation			Earnings Multiple		X	11.809	—
Information Technology		691	Market Comparable Valuation			EBITDA Multiple		X	3.800	—
Preferred Securities
Industrials		576	Discounted Cash Flow/Comparable Companies			Discount Rate/TBV Multiple		%/X	22.980/0.280	—
		5,264	Market Comparable Valuation			Earnings Multiple		X	11.809	—

Total		$21,508

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2022 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)									Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares, is determined by dividing the total value of portfolio investments and other assets, less any liabilities, attributable to the Fund by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for The Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing sources, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using such data reflecting the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Sources or quotes obtained from brokers and dealers. The Fund's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Source. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy,

Notes to Financial Statements (Cont.)

separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Market comparable valuation estimates fair value by applying a valuation multiple to a key performance metric of the company, which may include unobservable inputs such as earnings before interest, taxes, depreciation and amortization (“EBITDA”), the PIMCO’s assumptions regarding comparable companies and non-public statements from the underlying company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of September 30, 2022, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BNY	Bank of New York Mellon	GST	Goldman Sachs International	RTA	RBC (Barbados) Trading Bank Corp.
BOS	BofA Securities, Inc.	JPS	J.P. Morgan Securities LLC	SAL	Citigroup Global Markets, Inc.
BPS	BNP Paribas S.A.	MZF	Mizuho Securities USA LLC	SOG	Societe Generale Paris
BRC	Barclays Bank PLC	RBC	Royal Bank of Canada	TDM	TD Securities (USA) LLC
CIB	Canadian Imperial Bank of Commerce	RCY	Royal Bank of Canada	UBS	UBS Securities LLC

Currency Abbreviations:
USD (or $)	United States Dollar

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	LIBOR06M	6 Month USD-LIBOR	US0001M	ICE 1-Month USD LIBOR
LIBOR01M	1 Month USD-LIBOR	SOFR	Secured Overnight Financing Rate	US0003M	ICE 3-Month USD LIBOR
LIBOR03M	3 Month USD-LIBOR

Other Abbreviations:
ABS	Asset-Backed Security	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
ALT	Alternate Loan Trust	OIS	Overnight Index Swap	TBD	To-Be-Determined
CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind	TBD%	Interest rate to be determined when loan settles or at the time of funding
EBITDA	Earnings before Interest, Taxes, Depreciation and Amoritization	REMIC	Real Estate Mortgage Investment Conduit